LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–12.96%
Federal Home Loan Mortgage Corp. Reference REMICS Series R007 Class ZA 6.00% 5/15/36	2,924,435	$3,056,166
Federal Home Loan Mortgage Corp. REMICS
Series 2733 Class ME 5.00% 1/15/34	932,504	949,064
Series 2777 Class PG 5.00% 4/15/34	2,633,103	2,688,606
Series 2950 Class LH 5.50% 3/15/35	2,214,378	2,294,503
Series 3228 Class PG 5.50% 10/15/36	1,348,026	1,398,745
Series 3256 Class KE 5.50% 12/15/36	1,298,018	1,343,729
Series 4248 Class HZ 3.00% 9/15/33	1,516,577	1,462,806
Series 4283 Class TZ 3.50% 12/15/33	4,995,886	4,894,233
Series 4483 Class CA 3.00% 6/15/44	1,123,013	1,086,635
Series 4507 Class ED 3.00% 8/15/44	1,801,410	1,730,241
Series 4669 Class QU 4.50% 9/15/44	1,565,509	1,571,249
Series 4680 Class PA 3.00% 3/15/46	3,057,269	2,922,241
Series 4767 Class LA 3.50% 8/15/46	2,214,202	2,180,534
Series 5092 Class WG 1.00% 4/25/31	6,709,885	6,299,710
Series 5334 Class GA 6.00% 7/25/45	2,827,187	2,859,347
Series 5401 Class VD 6.00% 1/25/35	4,247,588	4,345,303
Series 5422 Class CA 5.50% 5/25/49	4,879,259	4,890,055
Series 5507 Class LA 5.50% 1/25/51	2,021,585	2,030,256
Series 5514 Class VC 5.00% 2/25/36	4,317,000	4,366,944
Series 5534 Class DA 5.00% 4/25/52	3,705,823	3,693,170
Series 5536 Class PA 5.00% 5/25/54	4,784,974	4,801,238
Series 5558 Class BA 5.50% 7/25/50	2,647,148	2,668,847
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 6.21% (30 day USD SOFR Average + 1.85%) 11/25/43	2,216,245	2,241,375
Series 2024-DNA3 Class M1 5.36% (30 day USD SOFR Average + 1.00%) 10/25/44	958,581	958,434
Series 2025-DNA1 Class M2 5.71% (30 day USD SOFR Average + 1.35%) 1/25/45	3,600,000	3,599,986
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2025-DNA2 Class A1 5.46% (30 day USD SOFR Average + 1.10%) 5/25/45	2,975,000	$2,981,216
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 Class 2A 6.50% 2/25/43	420	425
Series T-58 Class 2A 6.50% 9/25/43	5,442	5,720
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.86% (30 day USD SOFR Average + 1.50%) 10/25/43	1,344,600	1,349,399
Series 2025-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 1/25/45	1,570,000	1,572,286
Series 2025-R02 Class 1M2 5.96% (30 day USD SOFR Average + 1.60%) 2/25/45	2,640,000	2,645,688
•Federal National Mortgage Association Grantor Trust Series 2001-T5 Class A2 7.00% 6/19/41	5,038	5,200
Federal National Mortgage Association REMICS
Series 2005-106 Class XZ 5.50% 12/25/35	1,248,030	1,305,295
Series 2005-29 Class ZE 5.50% 4/25/35	1,345,616	1,378,924
Series 2010-118 Class KH 3.50% 10/25/40	1,592,412	1,561,273
Series 2010-149 Class ZC 4.50% 1/25/41	3,878,933	3,893,678
Series 2011-98 Class BY 4.00% 10/25/31	2,728,398	2,717,189
Series 2012-98 Class ZP 6.00% 9/25/42	2,771,699	2,950,343
Series 2015-28 Class P 2.50% 5/25/45	8,510,361	8,027,482
Series 2020-89 Class A 3.50% 6/25/41	2,036,466	1,983,407
Series 2023-12 Class GB 6.00% 6/25/45	3,007,538	3,053,536
Series 2023-29 Class JA 5.50% 5/25/36	5,542,969	5,582,218
Series 2023-42 Class B 6.00% 7/25/45	3,748,813	3,794,472
Series 2023-61 Class G 5.50% 1/25/49	1,932,386	1,940,108
Series 2024-13 Class A 5.50% 5/25/44	4,603,015	4,679,386
Series 2025-4 Class HP 5.50% 2/25/51	3,785,283	3,810,113
LVIP JPMorgan Short Duration Bond Fund–1

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2025-62 Class BA 5.50% 11/25/51	2,439,113	$2,461,496
Government National Mortgage Association REMICS
Series 2022-173 Class VL 5.50% 9/20/33	1,363,349	1,391,970
Series 2024-84 Class BA 5.75% 11/20/45	4,364,744	4,387,542
Series 2025-113 Class HA 5.50% 3/20/52	2,482,225	2,504,133
Series 2025-113 Class KA 5.50% 8/20/51	3,239,174	3,268,080
Series 2025-2 Class EA 4.50% 9/20/40	3,413,478	3,419,248
Total Agency Collateralized Mortgage Obligations (Cost $142,740,506)		143,003,244
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.30%
•FREMF K-100 Mortgage Trust Series 2019-K100 Class B 3.61% 11/25/52	5,000,000	4,787,896
•FREMF Mortgage Trust
Series 2018-K80 Class B 4.38% 8/25/50	3,000,000	2,955,193
Series 2018-K86 Class B 4.44% 11/25/51	4,340,000	4,298,728
Series 2020-K737 Class C 3.44% 1/25/53	2,315,000	2,276,402
Total Agency Commercial Mortgage-Backed Securities (Cost $14,294,134)		14,318,219
AGENCY MORTGAGE-BACKED SECURITIES–13.48%
Federal Home Loan Mortgage Corp.
2.00% 8/1/32	3,674,641	3,549,622
3.00% 10/1/35	4,190,629	3,987,336
3.00% 5/1/36	10,427,452	9,903,206
5.00% 9/1/35	2,419,909	2,444,764
5.50% 9/1/41	1,061,630	1,105,935
6.00% 3/1/39	2,792,420	2,893,843
Federal National Mortgage Association
2.00% 7/1/32	3,787,488	3,643,068
2.50% 2/1/32	1,925,680	1,857,939
2.50% 2/1/35	4,447,013	4,308,839
2.50% 8/1/36	2,286,131	2,155,571
3.00% 10/1/35	14,914,643	14,184,899
3.00% 11/1/35	7,180,717	6,835,086
3.00% 5/1/36	16,983,590	16,139,223
3.50% 12/1/31	4,080,842	4,010,914
3.50% 5/1/32	1,323,390	1,299,238
4.00% 11/1/38	3,221,151	3,191,517
4.36% 5/1/30	4,000,000	4,022,380
4.50% 7/1/40	162,975	161,033
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 8/1/41	367,379	$367,699
4.50% 2/1/46	2,982,760	2,986,872
4.50% 5/1/46	289,100	289,885
4.50% 4/1/48	1,658,957	1,666,529
4.50% 1/1/50	758,600	758,888
4.62% 4/1/29	3,483,424	3,543,953
4.83% 2/1/30	4,457,000	4,581,717
5.00% 6/1/39	3,385,018	3,425,717
5.00% 7/1/47	315,327	323,020
5.03% 1/1/30	3,607,000	3,714,509
5.05% 3/1/29	4,816,000	4,928,272
5.15% 3/1/30	3,400,000	3,535,525
5.29% 5/1/30	3,060,000	3,192,856
5.30% 3/1/29	2,319,373	2,401,335
5.50% 5/1/44	5,703,764	5,937,381
6.00% 3/1/39	4,728,896	4,886,401
6.00% 5/1/40	2,595,293	2,687,360
6.00% 1/1/42	625,134	658,751
6.00% 11/1/43	1,979,207	2,032,958
6.00% 8/1/54	10,932,463	11,176,451
Total Agency Mortgage-Backed Securities (Cost $148,322,156)		148,790,492
CORPORATE BONDS–21.89%
Aerospace & Defense–0.49%
RTX Corp. 5.75% 11/8/26	5,355,000	5,443,337
		5,443,337
Agriculture–0.31%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,438,161
		3,438,161
Auto Manufacturers–0.70%
Hyundai Capital America 4.90% 6/23/28	5,340,000	5,415,647
Volkswagen Group of America Finance LLC 4.45% 9/11/27	2,300,000	2,305,586
		7,721,233
Banks–11.57%
μAIB Group PLC 6.61% 9/13/29	4,000,000	4,246,152
μBank of America Corp.
4.95% 7/22/28	5,000,000	5,071,980
5.82% 9/15/29	2,670,000	2,792,006
μBarclays PLC 4.48% 11/11/29	1,685,000	1,687,977
μBNP Paribas SA 4.79% 5/9/29	5,000,000	5,046,566
BPCE SA
3.50% 10/23/27	2,745,000	2,698,110
5.13% 1/18/28	1,065,000	1,084,790
μCaixaBank SA 4.63% 7/3/29	3,520,000	3,544,644
μCanadian Imperial Bank of Commerce 4.86% 3/30/29	5,000,000	5,077,548
Citibank NA 5.44% 4/30/26	1,315,000	1,323,886
LVIP JPMorgan Short Duration Bond Fund–2

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitigroup, Inc.
4.64% 5/7/28	5,000,000	$5,034,580
4.79% 3/4/29	5,000,000	5,064,401
μDeutsche Bank AG
6.72% 1/18/29	708,000	743,498
6.82% 11/20/29	1,440,000	1,540,308
μFifth Third Bank NA 4.97% 1/28/28	2,810,000	2,838,368
μGoldman Sachs Group, Inc.
4.94% 4/23/28	5,000,000	5,058,533
5.22% 4/23/31	2,540,000	2,626,628
μHSBC Holdings PLC 5.13% 11/19/28	5,000,000	5,089,134
μLloyds Banking Group PLC 4.82% 6/13/29	2,000,000	2,027,918
μMorgan Stanley
5.19% 4/17/31	1,715,000	1,770,896
6.14% 10/16/26	12,400,000	12,407,894
6.30% 10/18/28	1,854,000	1,932,033
6.41% 11/1/29	694,000	737,629
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,028,749
NatWest Markets PLC 4.79% 3/21/28	5,000,000	5,087,640
μPNC Financial Services Group, Inc.
5.22% 1/29/31	2,670,000	2,758,702
5.30% 1/21/28	2,240,000	2,273,201
μRoyal Bank of Canada 4.50% 8/6/29	2,710,000	2,731,079
μSociete Generale SA 5.25% 5/22/29	2,940,000	2,989,549
State Street Corp. 4.99% 3/18/27	2,080,000	2,112,016
Swedbank AB 5.41% 3/14/29	2,055,000	2,126,792
Toronto-Dominion Bank 4.57% 6/2/28	2,655,000	2,689,589
μU.S. Bancorp
4.65% 2/1/29	223,000	225,467
5.05% 2/12/31	1,950,000	1,999,984
5.38% 1/23/30	650,000	672,047
5.73% 10/21/26	243,000	243,163
6.79% 10/26/27	1,000,000	1,026,792
μUBS Group AG
4.15% 12/23/29	2,575,000	2,568,900
4.75% 5/12/28	5,000,000	5,042,773
μWells Fargo & Co.
4.81% 7/25/28	5,000,000	5,059,017
5.24% 1/24/31	1,490,000	1,541,566
5.71% 4/22/28	5,000,000	5,116,174
		127,738,679
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.31%
Quanta Services, Inc. 4.30% 8/9/28	3,415,000	$3,431,115
		3,431,115
Diversified Financial Services–1.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,262,437
5.10% 1/19/29	5,820,000	5,957,133
Air Lease Corp. 2.88% 1/15/26	755,000	751,663
μAmerican Express Co. 4.35% 7/20/29	5,395,000	5,426,830
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,647,465
3.50% 11/1/27	2,410,000	2,366,847
Avolon Holdings Funding Ltd. 4.95% 1/15/28	1,390,000	1,403,955
		20,816,330
Electric–2.18%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,706,643
Enel Finance International NV 4.13% 9/30/28	1,442,000	1,437,933
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	3,015,342
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,543,288
National Rural Utilities Cooperative Finance Corp. 4.45% 3/13/26	2,045,000	2,045,920
Southern Co. 4.85% 6/15/28	4,825,000	4,913,172
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	7,355,088	7,394,262
		24,056,560
Insurance–1.54%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,586,741
CNO Global Funding 4.38% 9/8/28	2,745,000	2,746,151
F&G Global Funding 4.65% 9/8/28	2,750,000	2,759,736
Jackson National Life Global Funding 4.70% 6/5/28	2,785,000	2,816,377
Mutual of Omaha Cos Global Funding 4.51% 6/9/28	3,740,000	3,770,441
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,616,422
Northwestern Mutual Global Funding 4.96% 1/13/30	685,000	702,519
		16,998,387
LVIP JPMorgan Short Duration Bond Fund–3

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.41%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	$4,475,531
		4,475,531
Pipelines–0.64%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,858,511
Kinder Morgan, Inc. 5.10% 8/1/29	2,140,000	2,199,171
		7,057,682
Real Estate Investment Trusts–0.42%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,621,882
		4,621,882
Savings & Loans–0.13%
μNationwide Building Society 4.65% 7/14/29	1,415,000	1,426,561
		1,426,561
Semiconductors–0.46%
Broadcom, Inc. 5.05% 7/12/29	4,460,000	4,594,183
Marvell Technology, Inc. 4.75% 7/15/30	515,000	521,708
		5,115,891
Software–0.40%
Oracle Corp.
5.80% 11/10/25	2,780,000	2,783,921
6.15% 11/9/29	1,530,000	1,631,575
		4,415,496
Telecommunications–0.44%
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,821,166
		4,821,166
Total Corporate Bonds (Cost $238,451,335)		241,578,011
NON-AGENCY ASSET-BACKED SECURITIES–20.53%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 5.28% (3 mo. USD Term SOFR + 0.95%) 1/21/35	2,150,000	2,150,464
American Credit Acceptance Receivables Trust
Series 2025-1 Class C 5.09% 8/12/31	3,500,000	3,528,595
Series 2025-2 Class C 5.11% 3/12/31	4,000,000	4,033,060
Series 2025-3 Class D 5.19% 7/12/32	3,000,000	3,016,758
ARI Fleet Lease Trust
Series 2024-B Class A2 5.54% 4/15/33	3,727,380	3,757,093
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust (continued)
Series 2025-A Class B 4.70% 1/17/34	2,500,000	$2,519,528
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class B 1.63% 8/20/27	3,000,000	2,942,559
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 5.31% (3 mo. USD Term SOFR + 0.98%) 1/22/35	2,600,000	2,601,024
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.67% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,700,000	1,704,769
Bridge Trust Series 2025-SFR1 Class A 4.05% 9/17/42	3,900,000	3,749,935
Bridgecrest Lending Auto Securitization Trust
Series 2025-2 Class B 4.81% 8/15/29	2,000,000	2,010,693
Series 2025-2 Class C 5.17% 3/17/31	1,000,000	1,010,788
Series 2025-2 Class D 5.62% 3/17/31	2,250,000	2,280,062
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 5.33% (3 mo. USD Term SOFR + 1.01%) 10/15/34	1,100,000	1,100,221
•Canyon CLO Ltd. Series 2020-2A Class AR2 5.35% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,600,000	1,590,957
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1 5.52% (3 mo. USD Term SOFR + 1.31%) 5/15/31	348,166	348,261
Carvana Auto Receivables Trust Series 2024-N3 Class B 4.67% 12/10/30	4,860,000	4,869,213
•CBAM Ltd. Series 2020-13A Class A 6.02% (3 mo. USD Term SOFR + 1.69%) 1/20/34	7,000,000	7,004,921
Drive Auto Receivables Trust
Series 2024-2 Class C 4.67% 5/17/32	2,300,000	2,309,312
Series 2025-1 Class B 4.79% 9/15/32	4,250,000	4,281,809
•Dryden 83 CLO Ltd. Series 2020-83A Class AR 5.86% (3 mo. USD Term SOFR + 1.53%) 4/18/37	4,750,000	4,767,423
Enterprise Fleet Financing LLC Series 2023-3 Class A2 6.40% 3/20/30	2,928,845	2,972,809
LVIP JPMorgan Short Duration Bond Fund–4

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2025-2A Class C 5.16% 7/15/31	4,435,000	$4,489,269
Series 2025-3A Class B 4.86% 2/15/30	1,915,000	1,938,745
Series 2025-4A Class C 4.57% 6/16/31	1,930,000	1,931,693
FHF Issuer Trust Series 2025-1A Class A2 4.92% 2/15/31	1,862,775	1,859,240
Ford Credit Auto Owner Trust Series 2022-A Class B 1.91% 7/15/27	4,800,000	4,775,437
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	9,000,000	9,170,207
GLS Auto Receivables Issuer Trust Series 2025-2A Class C 5.11% 1/15/31	3,750,000	3,792,669
•HalseyPoint CLO 5 Ltd. Series 2021-5A Class A1A 5.78% (3 mo. USD Term SOFR + 1.47%) 1/30/35	4,000,000	4,003,224
Hertz Vehicle Financing III LLC Series 2025-3A Class A 5.06% 12/26/29	3,750,000	3,805,916
Hilton Grand Vacations Trust
Series 2025-1A Class A 4.88% 5/27/42	2,309,787	2,339,303
Series 2025-2A Class A 4.54% 5/25/44	1,024,857	1,027,056
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	10,000,000	10,110,589
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3 4.62% 4/17/28	5,500,000	5,536,376
•Jamestown CLO XVII Ltd. Series 2021-17A Class AR 5.52% (3 mo. USD Term SOFR + 1.20%) 1/25/35	3,000,000	3,003,054
Lendmark Funding Trust Series 2025-2A Class A 4.78% 10/20/34	3,885,000	3,910,768
•Magnetite XL Ltd. Series 2024-40A Class A1 5.77% (3 mo. USD Term SOFR + 1.45%) 7/15/37	5,000,000	5,021,790
Mariner Finance Issuance Trust Series 2025-AA Class A 4.98% 5/20/38	3,500,000	3,538,440
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A Class AR 5.27% (3 mo. USD Term SOFR + 0.95%) 7/16/36	1,150,000	1,150,013
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust Series 2022-SFR1 Class B 2.85% 2/17/39	2,000,000	$1,949,592
•NextGear Floorplan Master Owner Trust Series 2024-1A Class A1 5.27% (30 day USD SOFR Average + 0.90%) 3/15/29	11,000,000	11,050,164
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 5.32% (3 mo. USD Term SOFR + 0.99%) 7/20/34	2,300,000	2,302,824
Oportun Issuance Trust Series 2025-B Class A 4.88% 5/9/33	4,000,000	4,026,297
PFS Financing Corp.
Series 2024-B Class A 4.95% 2/15/29	8,900,000	9,004,817
•Series 2025-A Class A 5.02% (30 day USD SOFR Average + 0.65%) 1/15/29	11,500,000	11,510,375
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	3,200,000	3,216,340
Republic Finance Issuance Trust Series 2025-A Class A 4.59% 11/20/34	1,411,000	1,410,686
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	6,550,000	6,647,614
Series 2025-2 Class D 5.47% 5/15/31	2,000,000	2,034,897
Sierra Timeshare Receivables Funding LLC
Series 2024-1A Class B 5.35% 1/20/43	1,279,788	1,290,057
Series 2024-2A Class B 5.29% 6/20/41	2,093,885	2,109,487
Stream Innovations Issuer Trust Series 2025-1A Class A 5.05% 9/15/45	2,813,180	2,839,335
Toyota Auto Receivables Owner Trust Series 2024-A Class A3 4.83% 10/16/28	1,200,000	1,207,999
United Auto Credit Securitization Trust Series 2025-1 Class B 5.05% 2/10/28	1,222,000	1,225,447
Verdant Receivables LLC Series 2025-1A Class A3 4.96% 5/12/33	2,000,000	2,033,986
Verizon Master Trust
Series 2024-3 Class A1A 5.34% 4/22/30	5,500,000	5,620,494
Series 2025-1 Class B 4.94% 1/21/31	5,000,000	5,078,593
LVIP JPMorgan Short Duration Bond Fund–5

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Veros Auto Receivables Trust Series 2025-1 Class A 5.31% 9/15/28	1,446,135	$1,451,385
Westlake Automobile Receivables Trust
Series 2024-3A Class C 4.92% 11/15/29	3,500,000	3,525,201
Series 2025-1A Class D 5.54% 11/15/30	3,000,000	3,063,023
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	4,931,763	4,980,360
World Omni Auto Receivables Trust Series 2022-D Class A3 5.61% 2/15/28	18,679	18,755
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 5.46% (3 mo. USD Term SOFR + 1.13%) 10/20/34	3,100,000	3,100,304
Total Non-Agency Asset-Backed Securities (Cost $225,006,928)		226,652,075
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.64%
φOBX Trust Series 2023-NQM8 Class A1 7.05% 9/25/63	2,632,507	2,669,848
φVerus Securitization Trust Series 2023-6 Class A1 6.67% 9/25/68	4,365,749	4,414,605
Total Non-Agency Collateralized Mortgage Obligations (Cost $6,998,142)		7,084,453
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.59%
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	2,000,000	1,851,227
CD Mortgage Trust Series 2019-CD8 Class A4 2.91% 8/15/57	5,000,000	4,623,713
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $6,450,084)		6,474,940
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–24.15%
U.S. Treasury Notes
3.38% 9/15/28	31,905,000	$31,685,653
3.63% 8/31/27	4,350,000	4,349,830
3.63% 8/15/28	4,442,100	4,442,100
3.75% 4/30/27	6,860,000	6,869,647
3.75% 6/30/27	442,900	443,696
3.88% 7/31/27	815,000	818,343
3.88% 6/15/28	23,655,000	23,810,236
3.88% 7/15/28	30,340,000	30,536,736
3.88% 6/30/30	6,145,000	6,182,686
4.13% 2/28/27	73,682,300	74,122,667
4.25% 2/15/28	82,155,000	83,319,932
Total U.S. Treasury Obligations (Cost $264,670,746)		266,581,526

	Number of Shares
MONEY MARKET FUND–3.93%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	43,331,099	43,331,099
Total Money Market Fund (Cost $43,331,099)		43,331,099

	Principal Amount°
SHORT-TERM INVESTMENTS—2.81%
U.S. Treasury Obligations–2.81%
≠U.S. Treasury Bills
0.01% 1/8/26	2,227,000	2,203,786
0.01% 5/14/26	29,455,000	28,786,648
Total Short-Term Investments (Cost $30,925,828)		30,990,434

TOTAL INVESTMENTS–102.28% (Cost $1,121,190,958)	1,128,804,493

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.28%)	(25,147,982)
NET ASSETS APPLICABLE TO 114,825,144 SHARES OUTSTANDING–100.00%	$1,103,656,511

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP JPMorgan Short Duration Bond Fund–6

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(225)	CBOT 10 Year U.S. Treasury Notes Futures	$(25,312,500)	$(25,277,557)	12/19/25	$—	$(34,943)
1,347	CBOT 2 Year U.S. Treasury Notes Futures	280,712,696	280,584,807	12/31/25	127,889	—
(999)	CBOT 5 Year U.S. Treasury Notes Futures	(109,086,118)	(108,943,828)	12/31/25	—	(142,290)
(1)	CBOT U.S. Long Bond Futures	(116,594)	(113,936)	12/19/25	—	(2,658)
(61)	Ultra 10 Year U.S. Treasury Notes Futures	(7,019,765)	(6,972,550)	12/19/25	—	(47,215)
Total Futures Contracts					$127,889	$(227,106)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
HSBC–Hong Kong and Shanghai Banking Corporation
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
LVIP JPMorgan Short Duration Bond Fund–7